Shareholders' Equity	12 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 18 – SHAREHOLDERS’ EQUITY

Common shares

CLPS was established under the laws of Cayman Islands on May 11, 2017. The original authorized number of common shares was 1 share with a par value of $1.

On February 23, 2021, the Company entered into an agreement with Maxim Group LLC (“Maxim”) that Maxim will serves as a Placement Agent for the Company in connection with the proposed offering of registered securities of the Company, including shares of the Company’s common stock. On February 28, 2021, the Company entered into a securities purchase agreement (“SPA”) with certain accredited investors. According to the SPA, the Company agreed to sell 2,666,666 shares of the Company’s common stock and issue unregistered warrants to purchase up to an additional 2,666,666 shares of common stock in the concurrent private placement transaction (the transaction). On March 3, 2021, the Company issued 2,666,666 common shares at US$6.00 per share to those investors, with a par value of $0.0001 per share, and issued 2,666,666 warrants, generating total gross proceeds of $15,999,996. Net proceeds from the transaction after issuance cost of $1,317,119 were $14,682,877 which was allocated to common shares and warrants issued on their relative fair value basis of $11,131,829 and $3,551,048, respectively.

No dividend was declared during the years ended June 30, 2021, 2020 and 2019.

Statutory reserve and restricted net assets

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $1,410,264, $970,009 and $715,335 to statutory reserves during the years ended June 30, 2021, 2020 and 2019, respectively in accordance with PRC GAAP.

PRC laws and regulations permit payments of dividends by the Company’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Company’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company in the form of dividends payments, loans or advances. Amounts of net assets restricted amounted to $11,482,521 and $9,897,493 as of June 30, 2021 and 2020, respectively. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Company’s subsidiaries to satisfy any obligations of the Company.

Accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) were as follows:

Foreign currency translation income (loss)
Balance at June 30, 2019	$(813,650)
Other comprehensive loss before reclassification	$(571,943)
Amounts reclassified from accumulated other comprehensive income	$-
Net current-period other comprehensive income	$(571,943)
Other comprehensive loss attribute to noncontrolling interests	$22,928
Balance at June 30, 2020	$(1,362,665)
Other comprehensive income before reclassification	$2,697,395
Amounts reclassified from accumulated other comprehensive income	$(2,172)
Net current-period other comprehensive income	2,695,223
Other comprehensive loss attribute to noncontrolling interests	$(102,475)
Balance at June 30, 2021	$1,230,083

There was nil tax expense or benefit recognized related to the changes of each component of accumulated other comprehensive income for the years ended June 30, 2019, 2020 and 2021.